Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2025		Apr. 30, 2024		Apr. 30, 2025		Apr. 30, 2024
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost		$ 45		$ 38		$ 89		$ 76
Net interest (income) expense		(14)	[1]	(15)	[1]	(26)	[2]	(30)	[2]
Impact of plan amendments		0				(19)
Administrative expenses		2		3		7		6
Benefits expense		33		26		51		52
Government pension plans expense	[3]	113		105		214		209
Defined contribution expense		69		64		178		169
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income		215		195		443		430
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost		1		2		3		3
Net interest (income) expense		10	[1]	9	[1]	19	[2]	20	[2]
Impact of plan amendments		0						(84)
Administrative expenses		0				0
Benefits expense		11		11		22		(61)
Government pension plans expense	[3]	0				0
Defined contribution expense		0				0
Total pension and other employee future benefit expenses (recovery) recognized in our Consolidated Statement of Income		$ 11		$ 11		$ 22		$ (61)

[1]	Net interest (income) expense is increased by $nil million for pension benefit plans and $3 million for other employee future benefit plans for the three months ended April 30, 2025 ($nil million for pension benefit plans and $1 million for other employee future benefit plans for the three months ended April 30, 2024) as a result of assets written down through other comprehensive income due to the asset ceiling.
[2]	Net interest (income) expense is increased by $nil million for pension benefit plans and $3 million for other employee future benefit plans for the six months ended April 30, 2025 ($nil million for pension benefit plans and $1 million for other employee future benefit plans for the six months ended April 30, 2024) as a result of assets written down through other comprehensive income due to the asset ceiling.
[3]	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contribution Act.